Average Annual Total Returns - AST INTERNATIONAL GROWTH PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (reflects no deduction for fees, expenses or taxes) 10 Years
Total	31.32%	14.40%	9.07%	8.28%	7.97%	6.00%